Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents
Cash at bank and in hand	€ 2,434		€ 2,197
Repurchase agreements and bank deposits	2,196
Money market funds	9,007		2,477
Cash and cash equivalents as presented in the statement of financial position	13,637	€ 4,674	4,674
Bank overdrafts	(32)		(7)
Cash and cash equivalents of discontinued operations			727
Cash and cash equivalents as presented in the statement of cash flows	13,605		5,394	€ 9,302	€ 12,911
Restricted cash and cash equivalents	€ 1,381		€ 1,449